Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information
Summary information by segment

For the Year Ended December 31, 2013:

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$378,068	$98,725	$476,793	$188,313	$665,106
Costs of revenues	161,385	49,788	211,173	59,891	271,064
Gross margin	57%	50%	56%	68%	59%
Operating expenses:
Sales and marketing			$97,335	$63,076	$160,411
Product development			45,592	100,740	146,332
General and administrative			41,513	23,214	64,727

Total operating expenses			184,440	187,030	371,470

Income (loss) from operations			81,180	(58,608)	22,572
Interest and other income (expenses), net			21,663	(2,871)	18,792
Change in fair value of investor option liability			—	21,064	21,064
Income (loss) from equity method investments, net			10,761	(1,236)	9,525
Realized gain (loss) on long-term investments			(10,900)	3,513	(7,387)
Investment related impairment			(3,608)	(2,526)	(6,134)

Income (loss) before income tax expense			99,096	(40,664)	58,432

Income tax expense			(14,331)	(271)	(14,602)

Net income (loss)			$84,765	$(40,935)	$43,830

For the Year Ended December 31, 2014:

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$375,504	$58,565	$434,069	$334,172	$768,241
Costs of revenues	172,078	34,664	206,742	83,599	290,341
Gross margin	54%	41%	52%	75%	62%
Operating expenses:
Sales and marketing			$108,566	$120,361	$228,927
Product development			66,490	125,832	192,322
General and administrative			56,556	26,483	83,039
Goodwill impairment			14,526	—	14,526

Total operating expenses			246,138	272,676	518,814

Loss from operations			(18,811)	(22,103)	(40,914)
Interest and other income, net			22,145	6,780	28,925
Change in fair value of investor option liability			—	(46,972)	(46,972)
Income (loss) from equity method investments, net			19,476	(5)	19,471
Realized gain on long-term investments			227,343	481	227,824
Investment related impairment			(17,072)	(2,521)	(19,593)

Income (loss) before income tax expense			233,081	(64,340)	168,741

Income tax expense			(5,842)	(1,128)	(6,970)

Net income (loss)			$227,239	$(65,468)	$161,771

For the Year Ended December 31, 2015:

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$340,814	$61,964	$402,778	$477,891	$880,669
Costs of revenues	157,862	35,558	193,420	141,960	335,380
Gross margin	54%	43%	52%	70%	62%
Operating expenses:
Sales and marketing			$104,369	$126,059	$230,428
Product development			66,327	143,444	209,771
General and administrative			63,943	28,925	92,868

Total operating expenses			234,639	298,428	533,067

Income (loss) from operations			(25,281)	37,503	12,222
Interest and other income, net			16,048	6,344	22,392
Income (loss) from equity method investments, net			224	(6)	218
Realized gain on long-term investments			18,846	944	19,790
Investment related impairment			(474)	(8,005)	(8,479)

Income before income tax expense			9,363	36,780	46,143

Income tax expense			(7,829)	(2,591)	(10,420)

Net income			$1,534	$34,189	$35,723

Schedule of geographic operations

	PRC	International	Total
	(In thousands)
Year ended and as of December 31, 2013:
Net revenues	$660,695	$4,411	$665,106
Long-lived assets	$75,691	$5,229	$80,920
Year ended and as of December 31, 2014:
Net revenues	$762,200	$6,041	$768,241
Long-lived assets	$63,428	$301	$63,729

Year ended and as of December 31, 2015:
Net revenues	$864,075	$16,594	$880,669
Long-lived assets	$47,235	$260	$47,495